CERNYS
File # 1- 31775

NYSE

17010259

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

AUG 2 5 2017

Washington, DC 20549

August 25, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock certifies its approval for listing and registration of the 7.50% Series H Cumulative Preferred Stock, par value $0.01 per share of ASHFORD HOSPITALITY TRUST, INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte